UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                               Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                           Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.4%

Consumer Discretionary—27.0%
Amazon.com, Inc.(2)	9,755	$5,791
Home Depot, Inc. (The)	47,538	6,343
Las Vegas Sands Corp.	96,622	4,993
Netflix, Inc.(2)	37,540	3,838
NIKE, Inc. Class B	170,335	10,470
Priceline Group, Inc. (The)(2)	4,419	5,696
Ross Stores, Inc.	81,717	4,731
Starbucks Corp.	141,148	8,427
TripAdvisor, Inc.(2)	48,732	3,241

		53,530

Consumer Staples—12.7%
Colgate-Palmolive Co.	53,632	3,789
Costco Wholesale Corp.	26,791	4,222
Estee Lauder Cos., Inc. (The) Class A	25,707	2,424
Mead Johnson Nutrition Co.	33,898	2,880
Monster Beverage Corp.(2)	46,975	6,266
Philip Morris International, Inc.	58,041	5,694

		25,275

Energy—3.9%
Cabot Oil & Gas Corp.	80,983	1,839
Cameron International Corp.(2)	40,027	2,684
Core Laboratories N.V.	28,386	3,191

		7,714

Financials—1.1%
Charles Schwab Corp. (The)	75,147	2,106

Health Care—12.5%
Amgen, Inc.	8,542	1,281
BioMarin Pharmaceutical, Inc.(2)	32,566	2,686
Bristol-Myers Squibb Co.	89,473	5,716
Celgene Corp.(2)	44,689	4,473
Gilead Sciences, Inc.	61,410	5,641
Perrigo Co. plc	12,932	1,654
Zoetis, Inc.	77,114	3,418

		24,869

Industrials—4.4%
Danaher Corp.	43,397	4,117
Roper Technologies, Inc.	25,452	4,652

		8,769

	SHARES	VALUE

Information Technology—36.0%
Accenture plc Class A	29,211	$3,371
Alibaba Group Holding Ltd. Sponsored ADR(2)	82,408	6,513
Alphabet, Inc. Class A(2)	7,179	5,477
Amphenol Corp. Class A	96,374	5,572
ANSYS, Inc.(2)	27,953	2,501
Apple, Inc.	93,145	10,152
CoStar Group, Inc.(2)	17,050	3,208
Facebook, Inc. Class A(2)	170,622	19,468
Fleetmatics Group plc(2)	62,538	2,546
Paycom Software, Inc.(2)	58,912	2,097
Visa, Inc. Class A	97,858	7,484
Workday, Inc. Class A(2)	38,810	2,982

		71,371

Materials—1.8%
Ecolab, Inc.	31,464	3,509

TOTAL COMMON STOCKS (Identified Cost $122,520)		197,143

TOTAL LONG TERM INVESTMENTS—99.4% (Identified Cost $122,520)		197,143

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)(3)	479,085	479

TOTAL SHORT-TERM INVESTMENT (Identified Cost $479)		479

TOTAL INVESTMENTS—99.6% (Identified Cost $122,999)		197,622(1)

Other assets and liabilities, net—0.4%		871

NET ASSETS—100.0%		$198,493

Abbreviation:

ADR       American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$197,143	$197,143
Short-Term Investment	479	479

Total Investments	$197,622	$197,622

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—89.7%

Consumer Discretionary—26.2%
Advance Auto Parts, Inc.	83	$13
Amazon.com, Inc.(2)	80	47
AutoNation, Inc.(2)	83	4
AutoZone, Inc.(2)	36	29
Cablevision Systems Corp. Class A	87	3
CarMax, Inc.(2)	213	11
Carnival Corp.	481	25
Chipotle Mexican Grill, Inc.(2)	14	7
Comcast Corp. Class A	918	56
Darden Restaurants, Inc.	40	3
Dollar General Corp.	256	22
Dollar Tree, Inc.(2)	200	16
Expedia, Inc.	32	3
Gap, Inc. (The)	180	5
Genuine Parts Co.	828	82
Goodyear Tire & Rubber Co. (The)	2,498	82
H&R Block, Inc.	2,812	74
Hasbro, Inc.	457	37
Home Depot, Inc. (The)	434	58
Horton (D.R.), Inc.	1,035	31
Interpublic Group of Cos., Inc. (The)	1,089	25
L Brands, Inc.	190	17
Leggett & Platt, Inc.	585	28
Lennar Corp. Class A	586	28
Lowe’s Cos., Inc.	315	24
Marriott International, Inc. Class A	214	15
Mattel, Inc.	1,355	46
McDonald’s Corp.	289	36
Mohawk Industries, Inc.(2)	264	50
Netflix, Inc.(2)	101	10
Newell Rubbermaid, Inc.	1,778	79
NIKE, Inc. Class B	1,311	81
O’Reilly Automotive, Inc.(2)	101	28
Omnicom Group, Inc.	682	57
Priceline Group, Inc. (The)(2)	16	21
PulteGroup, Inc.	1,041	19
Ross Stores, Inc.	309	18
Royal Caribbean Cruises Ltd.	181	15
Starbucks Corp.	466	28
Starwood Hotels & Resorts Worldwide, Inc.	187	16
Target Corp.	538	44
Time Warner Cable, Inc.	111	23

Consumer Discretionary—(continued)
Time Warner, Inc.	235	$17
TJX Cos., Inc. (The)	508	40
TripAdvisor, Inc.(2)	24	2
Twenty-First Century Fox, Inc. Class A	345	10
Twenty-First Century Fox, Inc. Class B	127	4
Urban Outfitters, Inc.(2)	64	2
Viacom, Inc. Class B	102	4
Walt Disney Co. (The)	428	42
Wyndham Worldwide Corp.	129	10
Wynn Resorts Ltd.	885	83
Yum! Brands, Inc.	126	10

		1,540

Consumer Staples—11.1%
Altria Group, Inc.	500	31
Brown-Forman Corp. Class B	225	22
Campbell Soup Co.	51	3
Coca-Cola Co. (The)	832	39
Coca-Cola Enterprises, Inc.	40	2
ConAgra Foods, Inc.	127	6
Constellation Brands, Inc. Class A	395	60
CVS Health Corp.	455	47
Dr. Pepper Snapple Group, Inc.	38	3
General Mills, Inc.	170	11
Hershey Co. (The)	40	4
Hormel Foods Corp.	78	3
J.M. Smucker Co. (The)	39	5
Kellogg Co.	71	5
Kraft Heinz Co.(The)	167	13
Kroger Co. (The)	1,664	64
McCormick & Co., Inc.	28	3
Mead Johnson Nutrition Co.	53	4
Molson Coors Brewing Co. Class B	850	82
Mondelez International, Inc. Class A	462	19
Monster Beverage Corp.(2)	34	5
PepsiCo, Inc.	314	32
Philip Morris International, Inc.	399	39
Reynolds American, Inc.	217	11
SYSCO Corp.	1,750	82
Tyson Foods, Inc. Class A	83	5
Walgreens Boots Alliance, Inc.	354	30
Whole Foods Market, Inc.	589	18

		648

Energy—1.3%
Marathon Petroleum Corp.	408	15

1

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Energy—(continued)
Phillips 66	364	$32
Tesoro Corp.	92	8
Valero Energy Corp.	349	22
		77

Financials—8.1%
Allstate Corp. (The)	200	13
American Tower Corp.	199	20
AON plc	291	30
Apartment Investment & Management Co. Class A	153	6
AvalonBay Communities, Inc.	135	26
CHUBB Ltd	246	29
Cincinnati Financial Corp.	77	5
CME Group, Inc.	241	23
Crown Castle International Corp.	158	14
Equity Residential	353	27
Essex Property Trust, Inc.	63	15
Federal Realty Investment Trust	41	6
General Growth Properties, Inc.	370	11
Intercontinental Exchange, Inc.	85	20
Iron Mountain, Inc.	91	3
Kimco Realty Corp.	262	8
Macerich Co. (The)	79	6
Marsh & McLennan Cos., Inc.	559	34
McGraw-Hill Cos., Inc. (The)	193	19
Moody’s Corp.	123	12
NASDAQ OMX Group, Inc. (The)	82	5
Progressive Corp. (The)	307	11
Public Storage	70	19
Realty Income Corp.	153	10
Simon Property Group, Inc.	197	41
Travelers Cos., Inc. (The)	153	18
UDR, Inc.	257	10
Weyerhaeuser Co.	361	11
Willis Towers Watson PLC	158	19
XL Group plc	158	6
		477

Health Care—11.1%
Abbott Laboratories	316	13
AbbVie, Inc.	225	13
Aetna, Inc.	107	12
Agilent Technologies, Inc.	243	10
Alexion Pharmaceuticals, Inc.(2)	32	4
Allergan plc	32	9

Health Care—(continued)
AmerisourceBergen Corp.	162	$14
Amgen, Inc.	108	16
Anthem, Inc.	88	12
Bard (C.R.), Inc.	12	2
Baxalta, Inc.	84	3
Baxter International, Inc.	122	5
Becton, Dickinson & Co.	43	7
Biogen, Inc.(2)	32	8
Boston Scientific Corp.(2)	285	5
Bristol-Myers Squibb Co.	137	9
Cardinal Health, Inc.	273	22
Celgene Corp.(2)	113	11
Cigna Corp.	77	11
DENTSPLY Sirona, Inc.	1,318	81
Edwards Lifesciences Corp.(2)	47	4
Eli Lilly & Co.	80	6
Endo International plc	17	--
Gilead Sciences, Inc.	196	18
HCA Holdings, Inc.(2)	657	51
Henry Schein, Inc.(2)	69	12
Humana, Inc.	49	9
Illumina, Inc.(2)	108	18
Intuitive Surgical, Inc.(2)	11	7
Johnson & Johnson	217	24
Mallinckrodt plc	10	1
McKesson Corp.	181	28
Medtronic plc	305	23
Merck & Co., Inc.	229	12
Mylan NV	34	2
Patterson Cos., Inc.	69	3
PerkinElmer, Inc.	85	4
Perrigo Co. plc	12	2
Pfizer, Inc.	506	15
Regeneron Pharmaceuticals, Inc.(2)	16	6
St. Jude Medical, Inc.	58	3
Stryker Corp.	66	7
Tenet Healthcare Corp.(2)	218	6
Thermo Fisher Scientific, Inc.	295	42
UnitedHealth Group, Inc.	297	38
Universal Health Services, Inc. Class B	190	24
Varian Medical Systems, Inc.(2)	18	1
Vertex Pharmaceuticals, Inc.(2)	35	3
Waters Corp.(2)	57	8
Zimmer Biomet Holdings, Inc.	35	4

2

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Health Care—(continued)
Zoetis, Inc.	38	$2

		650

Industrials—11.0%
3M Co.	100	17
Allegion plc	488	31
American Airlines Group, Inc.	447	18
Avery Dennison Corp.	168	12
Boeing Co. (The)	120	15
Cintas Corp.	916	82
Danaher Corp.	108	10
Delta Air Lines, Inc.	562	27
Dover Corp.	102	7
Dun & Bradstreet Corp.	62	6
Equifax, Inc.	199	23
Flowserve Corp.	94	4
General Dynamics Corp.	59	8
General Electric Co.	1,593	51
Honeywell International, Inc.	142	16
Illinois Tool Works, Inc.	214	22
Ingersoll-Rand plc	170	11
L-3 Communications Holdings, Inc.	19	2
Lockheed Martin Corp.	49	11
Masco Corp.	1,630	51
Nielsen Holdings plc	606	32
Northrop Grumman Corp.	28	6
Parker Hannifin Corp.	93	10
Pentair plc	126	7
Raytheon Co.	59	7
Republic Services, Inc.	418	20
Rockwell Collins, Inc.	23	2
Roper Technologies, Inc.	20	4
Snap-On, Inc.	39	6
Southwest Airlines Co.	451	20
Stanley Black & Decker, Inc.	104	11
Stericycle, Inc.(2)	147	19
Textron, Inc.	48	2
United Continental Holdings, Inc.(2)	257	15
United Technologies Corp.	139	14
Waste Management, Inc.	718	42
Xylem, Inc.	116	5

		646

Information Technology—8.7%
Activision Blizzard, Inc.	1,053	36
Adobe Systems, Inc.(2)	283	27

Information Technology—(continued)
Akamai Technologies, Inc.(2)	20	$1
Alliance Data Systems Corp.(2)	12	3
Alphabet, Inc. Class A(2)	29	22
Alphabet, Inc. Class C(2)	30	22
Apple, Inc.	579	63
Autodesk, Inc.(2)	133	8
Automatic Data Processing, Inc.	88	8
CA, Inc.	42	1
Citrix Systems, Inc.(2)	89	7
eBay, Inc.(2)	120	3
Electronic Arts, Inc.(2)	643	43
EMC Corp.	208	6
Equinix, Inc.	31	10
Facebook, Inc. Class A(2)	232	26
Fidelity National Information Services, Inc.	53	3
Fiserv, Inc.(2)	43	4
Hewlett Packard Enterprise Co.	193	3
HP Inc.	194	2
Intuit, Inc.	148	15
MasterCard, Inc. Class A	188	18
Microsoft Corp.	1,058	58
NetApp, Inc.	31	1
Oracle Corp.	444	18
Paychex, Inc.	61	3
PayPal Holdings, Inc.(2)	212	8
Red Hat, Inc.(2)	26	2
salesforce.com, Inc.(2)	351	26
SanDisk Corp.	22	2
Seagate Technology plc	32	1
Symantec Corp.	90	2
Total System Services, Inc.	32	2
VeriSign, Inc.(2)	10	1
Verisk Analytics, Inc.(2)	258	21
Visa, Inc. Class A	350	27
Western Digital Corp.	25	1
Western Union Co. (The)	96	2
Xerox Corp.	181	2
Yahoo!, Inc.(2)	90	3

		511

Materials—6.5%
Ecolab, Inc.	224	25
Freeport-McMoRan Copper & Gold, Inc.	6,965	72
International Flavors & Fragrances, Inc.	71	8
International Paper Co.	735	30

3

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Materials—(continued)
Martin Marietta Materials, Inc.	221	$35
Newmont Mining Corp.	3,046	81
PPG Industries, Inc.	227	25
Sealed Air Corp.	364	18
Sherwin-Williams Co. (The)	70	20
Vulcan Materials Co.	453	48
Westrock Co.	474	19
		381

Specialized REITs—0.1%
Extra Space Storage, Inc.	53	5
		5

Telecommunication Services—1.4%
Level 3 Communications, Inc.(2)	1,544	82
		82

Utilities—4.2%
AGL Resources, Inc.	1,259	82
Ameren Corp.	92	5
American Electric Power Co., Inc.	103	7
CenterPoint Energy, Inc.	175	4
CMS Energy Corp.	106	4
Consolidated Edison, Inc.	113	9
Dominion Resources, Inc.	238	18
DTE Energy Co.	75	7
Duke Energy Corp.	146	12
Edison International	68	5
Entergy Corp.	38	3
Eversource Energy	69	4
Exelon Corp.	194	7
FirstEnergy Corp.	88	3
NextEra Energy, Inc.	103	12
NiSource, Inc.	121	3
PG&E Corp.	108	6
Pinnacle West Capital Corp.	28	2
PPL Corp.	147	5
Public Service Enterprise Group, Inc.	196	9
SCANA Corp.	56	4
Sempra Energy	98	10
Southern Co.	194	10
TECO Energy, Inc.	99	3
WEC Energy Group, Inc.	125	7

Utilities—(continued)
XCEL Energy, Inc.	110	$5
		246
TOTAL COMMON STOCKS (Identified Cost $5,004)		5,263
TOTAL LONG TERM INVESTMENTS—89.7% (Identified Cost $5,004)		5,263

TOTAL INVESTMENTS—89.7% (Identified Cost $5,004)		5,263(1)

Other assets and liabilities, net—10.3%		607

NET ASSETS—100.0%		$5,870

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,263	$5,263

Total Investments	$5,263	$5,263

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.0%

Consumer Discretionary—14.1%
Five Below, Inc.(2)	52,000	$2,150
Goodyear Tire & Rubber Co. (The)	65,000	2,144
Home Depot, Inc. (The)	15,000	2,001
McDonald’s Corp.	17,000	2,136
Mohawk Industries, Inc.(2)	11,000	2,100
Target Corp.	25,000	2,057
Time Warner, Inc.	29,000	2,104

		14,692

Consumer Staples—7.7%
Archer-Daniels-Midland Co.	57,000	2,070
Kroger Co. (The)	51,000	1,951
PepsiCo, Inc.	20,000	2,049
Wal-Mart Stores, Inc.	29,000	1,986

		8,056

Energy—2.0%
Columbia Pipeline Partners LP	58,000	847
Schlumberger Ltd.	17,000	1,254

		2,101

Financials—16.0%
BlackRock, Inc.	6,400	2,180
Goldman Sachs Group, Inc. (The)	13,000	2,041
JPMorgan Chase & Co.	36,000	2,132
Lincoln National Corp.	50,000	1,960
Progressive Corp. (The)	58,000	2,038
Prudential Financial, Inc.	30,000	2,166
UBS Group AG	131,000	2,099
Wells Fargo & Co.	42,000	2,031

		16,647

Health Care—13.7%
Abbott Laboratories	50,000	2,092
Becton, Dickinson & Co.	14,000	2,126
Biogen, Inc.(2)	7,300	1,900
Gilead Sciences, Inc.	22,000	2,021
HCA Holdings, Inc.(2)	27,000	2,107
Johnson & Johnson	18,000	1,948
UnitedHealth Group, Inc.	16,000	2,062

		14,256

Industrials—16.0%
Alaska Air Group, Inc.	25,000	2,050

	SHARES	VALUE

Industrials—(continued)
Boeing Co. (The)	17,000	$2,158
Danaher Corp.	24,000	2,277
Emerson Electric Co.	37,000	2,012
General Dynamics Corp.	15,000	1,970
Southwest Airlines Co.	46,000	2,061
United Parcel Service, Inc. Class B	19,000	2,004
W.W. Grainger, Inc.	9,200	2,148

		16,680

Information Technology—24.4%
Alibaba Group Holding Ltd. Sponsored ADR(2)	28,000	2,213
Alphabet, Inc. Class C(2)	2,800	2,086
Analog Devices, Inc.	39,000	2,308
Apple, Inc.	19,000	2,071
Cisco Systems, Inc.	79,000	2,249
Facebook, Inc. Class A(2)	18,000	2,054
MasterCard, Inc. Class A	22,000	2,079
Microsoft Corp.	38,000	2,099
Paychex, Inc.	39,000	2,106
QUALCOMM, Inc.	40,000	2,046
salesforce.com, Inc.(2)	29,000	2,141
Xilinx, Inc.	43,000	2,039

		25,491

Materials—2.1%
Alcoa, Inc.	230,000	2,203

Telecommunication Services—2.0%
Verizon Communications, Inc.	38,000	2,055

TOTAL COMMON STOCKS (Identified Cost $85,051)		102,181

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $85,051)		102,181

SHORT-TERM INVESTMENT—1.4%

Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)(3)	1,479,776	1,480

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,480)		1,480

1

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.4% (Identified Cost $86,531)	103,661(1)

Other assets and liabilities, net—0.6%	660

NET ASSETS—100.0%	$104,321

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$ 102,181	$ 102,181
Short-Term Investments	1,480	1,480
Total Investments	$ 103,661	$ 103,661

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—88.6%

Consumer Discretionary—16.4%
Bridgestone Corp. (Japan)	164,700	$6,154
Ctrip.Com International Ltd. ADR (China)(2)	94,830	4,197
Fuji Heavy Industries Ltd. (Japan)	141,500	4,998
RELX plc (United Kingdom)	309,784	5,757
Sony Corp. (Japan)	173,860	4,469
WPP plc (United Kingdom)	258,983	6,052

		31,627

Consumer Staples—9.1%
British American Tobacco plc (United Kingdom)	94,110	5,528
Heineken N.V. (Netherlands)	64,320	5,829
Marine Harvest ASA (Norway)	406,968	6,271

		17,628

Energy—4.3%
Cameco Corp. (Canada)	332,350	4,268
Statoil ASA (Norway)	256,710	4,042

		8,310

Financials—8.2%
Intesa Sanpaolo SpA (Italy)	1,764,854	4,888
Mitsubishi Estate Co., Ltd. (Japan)	259,300	4,817
ORIX Corp. (Japan)	436,600	6,228

		15,933

Health Care—10.4%
Allergan plc (Ireland)(2)	33,020	8,851
Shire plc (Jersey)	87,956	5,001
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	93,500	5,003
Valeant Pharmaceuticals International, Inc. (Canada)(2)	49,860	1,311

		20,166

Industrials—5.9%
Airbus Group SE (United States)	88,720	5,891
Nidec Corp. (Japan)	80,090	5,480

		11,371

Information Technology—10.5%
Broadcom Ltd. (Singapore)	35,560	5,494
NXP Semiconductors NV (Netherlands)(2)	59,500	4,824
SAP SE (Germany)	70,906	5,736

	SHARES	VALUE

Information Technology—(continued)
Tencent Holdings Ltd. (Cayman Islands)	202,500	$4,135

		20,189

Materials—7.6%
Agnico Eagle Mines Ltd. (Canada)	152,780	5,525
Nitto Denko Corp. (Japan)	54,230	3,015
Randgold Resources Ltd. (Jersey)	66,580	6,091

		14,631

Telecommunication Services—11.4%
KDDI Corp. (Japan)	228,500	6,103
Nippon Telegraph & Telephone Corp. (Japan)	116,770	5,030
Spark New Zealand Ltd. (New Zealand)	2,252,708	5,683
Vodafone Group plc (United Kingdom)	1,636,886	5,201

		22,017

Utilities—4.8%
National Grid plc (United Kingdom)	262,290	3,719
Veolia Environnement SA (France)	228,167	5,496

		9,215

TOTAL COMMON STOCKS (Identified Cost $175,255)		171,087

TOTAL LONG TERM INVESTMENTS—88.6% (Identified Cost $175,255)		171,087

SHORT-TERM INVESTMENT—6.8%

Money Market Mutual Fund—6.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)(3)	13,173,984	13,174

TOTAL SHORT-TERM INVESTMENT (Identified Cost $13,174)		13,174

TOTAL INVESTMENTS—95.4% (Identified Cost $188,429)		184,261(1)

Other assets and liabilities, net—4.6%		8,825

NET ASSETS—100.0%		$193,086

   Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

1

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

Japan	25%
United Kingdom	14
United States	10
Canada	6
Jersey	6
Netherlands	6
Norway	6
Other	27

Total	100%

† % of total investments as of March 31, 2016

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$171,087	$171,087
Short-Term Investments	13,174	13,174

Total Investments	$184,261	$184,261

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $51,082 were transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities. (See Note 2A in the Notes to the Schedules of Investments for more information.)

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—0.5%

U.S. Treasury Bond 2.500%, 2/15/46	$350	$341
U.S. Treasury Note 2.250%, 11/15/24	325	339

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $679)		680

MUNICIPAL BONDS—0.6%

Illinois—0.1%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	90	96

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	195	178

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655	527

TOTAL MUNICIPAL BONDS (Identified Cost $917)		801

FOREIGN GOVERNMENT SECURITIES—6.5%

Argentine Republic 8.280%, 12/31/33(11)	562	674
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	93	38
RegS 7.750%, 10/13/19(4)	87	33
RegS 7.650%, 4/21/25(4)	825	278
9.250%, 9/15/27	470	190
9.375%, 1/13/34	750	270
Federative Republic of Brazil 8.500%, 1/5/24	960BRL	204
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	505	516
Mongolia 144A 5.125%, 12/5/22(3)	340	266
Provincia de Buenos Aires/Argentina 9.125%, 3/16/24	280	288
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	370	352
Republic of Chile 5.500%, 8/5/20	231,500CLP	358
Republic of Colombia 4.375%, 3/21/23	994,000COP	277
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315	286
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	305	288
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475	413
Republic of Indonesia 8.375%, 9/15/26	4,148,000IDR	327
Republic of Iraq RegS 5.800%, 1/15/28(4)	250	173
Republic of Panama 3.750%, 3/16/25	380	390
Republic of Peru 4.125%, 8/25/27	270	283

	PAR VALUE	VALUE

Republic of Poland 3.250%, 4/6/26	$225	$225
Republic of Romania 144A 4.875%, 1/22/24(3)	210	231
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375ZAR	161
Series R208, 6.750%, 3/31/21	1,310ZAR	82
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	300	288
Russian Federation 144A 7.850%, 3/10/18(3)	30,000RUB	436
Ukraine 144A 7.750%, 9/1/26(3)	400	353
United Mexican States
Series M, 6.500%, 6/9/22	11,288MXN	685
4.750%, 3/8/44	330	329

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $10,464)		8,694

MORTGAGE-BACKED SECURITIES—23.7%

Agency—6.9%
FHLMC 14-DN2, M2 2.086%, 4/25/24(2)	350	346
FNMA
3.000%, 4/1/43	1,325	1,363
3.000%, 5/1/43	587	603
3.000%, 5/1/43	1,017	1,046
3.000%, 6/1/43	418	430
3.500%, 1/1/45	261	273
3.500%, 5/1/45	332	349
3.500%, 8/1/45	2,302	2,416
3.000%, 12/1/45	1,646	1,690
3.500%, 1/1/46	633	665

		9,181

Non-Agency—16.8%
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(2)(3)	205	209
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	435	433
15-SFR2, C 144A 4.691%, 10/17/45(3)	340	333
Ameriquest Mortgage Securities, Inc.
03-AR3, M4 4.839%, 6/25/33(2)	325	306
03-10, AF6 5.210%, 11/25/33(2)	10	10
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	400	413
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	44	45
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	133	133

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$229	$229
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
05-1, AF5A 5.136%, 7/25/35(2)	556	549
05-12, 2A4 5.575%, 2/25/36(2)	340	338
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.761%, 5/12/39(2)	350	350
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	465	488
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
07-C3, A4 5.897%, 7/15/44(2)	390	402
07-C7, A3 5.866%, 9/15/45(2)	441	464
Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(3)	310	308
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	300	302
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	143	142
15-A, A1 144A 3.500%, 6/25/58(2)(3)	333	340
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	276	272
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	771	793
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	284	289
07-C2, A3 5.542%, 1/15/49(2)	740	753
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	268	257
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(2)(3)	350	357
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.390%, 7/25/22(2)(3)	80	72
Freddie Mac Structured Agency Credit Risk Debt Notes 15-DNA3, M2 3.286%, 4/25/28(2)	315	317
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	290	284
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	145	147

	PAR VALUE	VALUE

Non-Agency—(continued)
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46(3)	$500	$546
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.472%, 4/25/34(2)	288	285
04-10, 12A3 2.890%, 1/25/35(2)	389	353
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07-PW15, AM 5.363%, 2/11/44	280	283
07-PW18, AM 6.084%, 6/11/50(2)	825	863
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc. 06-PW12, AM 5.836%, 9/11/38(2)	750	749
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	12	12
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.934%, 1/25/44(2)(3)	447	469
06-LDP7, AM 5.935%, 4/17/45(2)	780	781
07-LDPX, AM 5.464%, 1/15/49(2)	450	446
JPMorgan Chase Mortgage Trust
05-A1, 4A1 2.802%, 2/25/35(3)	20	20
05-A4, 3A1 2.425%, 7/25/35(3)	28	27
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	252	256
MASTR Adjustable Rate Mortgages Trust 05 -1 2.989%, 2/25/35(2)	266	241
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	354	355
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	328	322
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	273	277
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26,C 4.412%, 10/15/48(2)	355	344
Morgan Stanley Capital I Trust 07-IQ14, AM 5.667%, 4/15/49(2)	325	324
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	327	336
15-2A, A1 3.750%, 8/16/55(2)	372	384
16-1A, A1 144A 3.750%, 3/25/56(3)	335	345
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	319	319

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Residential Asset Mortgage Products, Inc.
04-SL1, A8 6.500%, 11/25/31	$30	$30
05-SL2, A4 7.500%, 2/25/32	202	207
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	309	308
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	185	191
15-1, A1 144A 3.500%, 1/25/45(2)(3)	358	363
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 2.718%, 4/25/34(2)	259	253
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	265	262
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	144	142
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	256	253
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	991
07-C32, A3 5.703%, 6/15/49(2)	775	793
15-LC20, B 3.719%, 4/15/50	150	145
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	330	355
Wells Fargo Mortgage Backed Securities Trust 06-17, A1 5.500%, 11/25/21	4	4
WinWater Mortgage Loan Trust
14-1, A1 144A 3.947%, 6/20/44(2)(3)	229	237
16-1A5, 144A 3.500%, 1/20/46(2)(3)	266	274

		22,480

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,050)		31,661

ASSET-BACKED SECURITIES—4.8%

Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	419	436
CarFinance Capital Auto Trust 15-1A, C 144A 3.580%, 6/15/21(3)	895	874
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	382	382
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	4	4
01-3, A4 6.910%, 5/1/33(2)	508	558
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	158	155

	PAR VALUE	VALUE

Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	$450	$447
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	391	386
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	340	340
15-2A, C 144A 3.900%, 3/15/21(3)	380	370
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	587	595
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	455	462
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	247
SoFi Professional Loan Program LLC 16 - A, A2 144A 2.760%, 12/26/36(3)	265	263
SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(3)	19	19
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	446	455
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	453	443

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,415)		6,436

CORPORATE BONDS AND NOTES—49.6%

Consumer Discretionary—5.9%
Aramark Services, Inc. 144A 5.125%, 1/15/24(3)	135	143
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	270	287
Boyd Gaming Corp.
9.000%, 7/1/20	130	138
6.875%, 5/15/23	145	155
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)	270	231
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	105	103
Caesars Growth Properties Finance, Inc. 9.375%, 5/1/22	230	181
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	225	233
CCO Holdings LLC
5.250%, 3/15/21	165	171
144A 5.125%, 5/1/23(3)	105	107
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	70	74
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	85	88
Clear Channel Worldwide Holdings, Inc.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Series B 7.625%, 3/15/20	$160	$148
Series A 7.625%, 3/15/20	250	215
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	340	363
Grupo Televisa SAB 4.625%, 1/30/26	350	369
International Game Technology plc 7.500%, 6/15/19	160	174
Jarden Corp. 144A 5.000%, 11/15/23(3)	45	47
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	115	121
M/I Homes, Inc. 6.750%, 1/15/21	180	178
MDC Holdings, Inc. 5.500%, 1/15/24	355	342
Meritor, Inc. 6.750%, 6/15/21	240	224
MGM Resorts International 6.000%, 3/15/23	165	171
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	270	278
MPG Holdco I, Inc. 7.375%, 10/15/22	285	284
New York University 4.142%, 7/1/48	225	223
Newell Rubbermaid, Inc.
5.375%, 4/1/36	80	85
5.500%, 4/1/46	105	114
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	200	196
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	40	41
Penn National Gaming, Inc. 5.875%, 11/1/21	220	220
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	145	154
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	145	145
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	255	261
Signet UK Finance plc 4.700%, 6/15/24	460	456
TI Group Auto Systems LLC 144A 8.750%, 7/15/23(3)	150	145
Toll Brothers Finance Corp. 6.750%, 11/1/19	350	392
TRI Pointe Group, Inc. 5.875%, 6/15/24	305	305
VTR Finance BV 144A 6.875%, 1/15/24(3)	345	339

		7,901

Consumer Staples—1.1%
Anheuser-Busch InBev Finance, Inc.
3.300%, 2/1/23	165	172
3.650%, 2/1/26	335	352
Constellation Brands, Inc. 4.750%, 12/1/25	50	52
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	155	155
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	115	116
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	70	74

	PAR VALUE	VALUE

Consumer Staples—(continued)
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	$300	$279
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	227	238

		1,438

Energy—8.6%
Alberta Energy Co. Ltd. 8.125%, 9/15/30	155	141
Anadarko Petroleum Corp.
4.850%, 3/15/21	70	71
5.550%, 3/15/26	100	101
6.600%, 3/15/46	200	205
Antero Resources Corp. 5.625%, 6/1/23	165	153
Bill Barrett Corp. 7.625%, 10/1/19	230	156
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	105	88
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	385	341
Cimarex Energy Co. 4.375%, 6/1/24	210	207
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375	154
Concho Resources, Inc. 5.500%, 4/1/23	135	133
ConocoPhillips Co.
4.950%, 3/15/26	250	261
5.950%, 3/15/46	80	86
CONSOL Energy, Inc. 5.875%, 4/15/22	110	80
Continental Resources, Inc.
5.000%, 9/15/22	235	204
4.500%, 4/15/23	145	122
Ecopetrol S.A. 5.375%, 6/26/26	375	341
Enbridge Energy Partners LP 4.375%, 10/15/20	70	68
Encana Corp. 3.900%, 11/15/21	150	131
EnQuest plc 144A 7.000%, 4/15/22(3)	345	155
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	155	72
Exxon Mobil Corp.
2.726%, 3/1/23	90	92
3.043%, 3/1/26	180	184
FTS International, Inc. 6.250%, 5/1/22	175	20
Gazprom OAO (Gaz Capital S.A.)
144A 8.146%, 4/11/18(3)	205	223
144A 6.000%, 11/27/23(3)(7)	335	333
Gulfport Energy, Corp. 7.750%, 11/1/20	145	146
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	221

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Hess Corp. 5.600%, 2/15/41	$280	$250
Kinder Morgan, Inc. 7.750%, 1/15/32	305	317
Laredo Petroleum, Inc. 7.375%, 5/1/22	180	157
Linn Energy LLC 6.500%, 9/15/21(12)	160	19
MPLX LP 144A 4.875%, 12/1/24(3)	405	374
Newfield Exploration Co. 5.375%, 1/1/26	305	278
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	335	204
Occidental Petroleum Corp.
3.400%, 4/15/26	15	15
4.400%, 4/15/46	200	201
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	523	115
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(12)	240	42
Parker Drilling Co. (The) 7.500%, 8/1/20	365	288
Petrobras Global Finance BV 5.375%, 1/27/21	155	127
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	93	50
144A 6.000%, 5/16/24(3)	650	202
RegS 6.000%, 11/15/26(4)	360	112
Petroleos Mexicanos
144A 6.875%, 8/4/26(3)	110	119
5.500%, 6/27/44	200	167
QEP Resources, Inc.
6.875%, 3/1/21	190	175
5.250%, 5/1/23	180	158
Range Resources Corp. 5.000%, 3/15/23	305	260
Regency Energy Partners LP 5.000%, 10/1/22	425	400
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	315	304
SM Energy Co. 6.125%, 11/15/22	410	302
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265	266
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	570	573
TransCanada Trust 5.625%, 5/20/75(2)	375	330
Transocean, Inc.
5.800%, 12/15/16	100	100
6.800%, 3/15/38	85	43
Weatherford International Ltd. 9.625%, 3/1/19	280	281
Williams Cos., Inc. (The)
3.700%, 1/15/23	375	280
4.550%, 6/24/24	450	344

	PAR VALUE	VALUE

Energy—(continued)
YPF S.A. 144A 8.500%, 3/23/21(3)	$180	$181

		11,523

Financials—17.5%
Akbank TAS 144A 7.500%, 2/5/18(3)	530TRY	174
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	625	635
American Tower Corp.
3.300%, 2/15/21	260	265
4.400%, 2/15/26	85	90
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440	448
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425	464
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520	554
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390	395
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	200	197
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	155	160
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505	524
Bancolombia S.A. 5.125%, 9/11/22	545	550
Bank of America Corp.
4.200%, 8/26/24	130	132
4.450%, 3/3/26	330	341
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390	406
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	290	301
Barclays Bank plc 144A 6.050%, 12/4/17(3)	435	460
Brixmor Operating Partnership LP 3.875%, 8/15/22	100	98
Citigroup, Inc. 4.600%, 3/9/26	300	308
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(5)	300	285
Compass Bank 3.875%, 4/10/25	380	357
Corrections Corp. of America 5.000%, 10/15/22	235	246
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	535	477
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440	408
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	435	427
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475	460
Fidelity National Financial, Inc. 5.500%, 9/1/22	130	141

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
First Niagara Financial Group, Inc. 7.250%, 12/15/21	$610	$711
FS Investment Corp.
4.250%, 1/15/20	365	365
4.750%, 5/15/22	50	50
General Motors Financial Co., Inc. 4.200%, 3/1/21	330	341
Genworth Holdings, Inc. 4.900%, 8/15/23	465	348
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	150	157
HBOS plc 144A 6.750%, 5/21/18(3)	200	216
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	165	160
Huntington National Bank (The) 6.600%, 6/15/18	250	269
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	610	630
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	30	29
6.000%, 8/1/20	175	170
5.875%, 2/1/22	200	190
ING Groep NV 6.000% (2)(5)(6)	275	259
iStar Financial, Inc.
4.875%, 7/1/18	125	121
5.000%, 7/1/19	195	188
Jefferies Group LLC 6.875%, 4/15/21	165	186
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410	363
Korea Finance Corp. 4.625%, 11/16/21	400	450
Leucadia National Corp. 5.500%, 10/18/23	250	235
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25	32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	365	237
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	600	677
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	330	376
Manulife Financial Corp. 4.150%, 3/4/26	330	337
McGraw Hill Financial, Inc. 4.000%, 6/15/25	140	146
Morgan Stanley 144A 10.090%, 5/3/17(3)	1,250BRL	338
MPT Operating Partnership LP
6.375%, 3/1/24	50	53
5.500%, 5/1/24	165	166
National Retail Properties, Inc. 4.000%, 11/15/25	105	108
Nordea Bank AB 144A 4.250%, 9/21/22(3)	400	419
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	360	362

	PAR VALUE	VALUE

Financials—(continued)
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	$610	$630
Prudential Financial, Inc. 5.875%, 9/15/42(2)	650	679
Santander Bank NA 8.750%, 5/30/18	200	223
Sberbank of Russia Via SB Capital S.A. 144A 5.500%, 2/26/24(2)(3)(7)	315	286
Select Income REIT 4.500%, 2/1/25	385	367
Springleaf Finance Corp. 5.250%, 12/15/19	155	149
SunTrust Bank, Inc. 5.400%, 4/1/20	250	277
Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	350	362
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	360	363
Trinity Acquisition plc
3.500%, 9/15/21	30	31
4.400%, 3/15/26	335	340
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	705	712
Voya Financial, Inc. 5.650%, 5/15/53(2)	355	332
Welltower, Inc. 4.250%, 4/1/26	335	340
WP Carey, Inc. 4.600%, 4/1/24	345	351

		23,434

Health Care—3.0%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	115	117
5.625%, 2/15/23	30	31
144A 6.500%, 3/1/24(3)	5	5
Alere, Inc. 144A 6.375%, 7/1/23(3)	115	121
Capsugel S.A. PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(10)	75	75
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	20	17
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	265	201
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	180	179
Endo Finance LLC
144A 6.000%, 7/15/23(3)	100	95
(Endo Finco, Inc.) 144A 6.000%, 2/1/25(3)	190	179
HCA, Inc.
5.375%, 2/1/25	325	329
5.250%, 6/15/26	130	133
IASIS Healthcare LLC 8.375%, 5/15/19	165	163
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	165	171

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Health Care—(continued)
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	$	220	$	226
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(10)		160		156
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)		20		21
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)		290		265
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)		170		177
Mylan NV 144A 3.000%, 12/15/18(3)		95		96
Owens & Minor, Inc. 3.875%, 9/15/21		75		76
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)		155		159
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)		265		266
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)		41		41
Team Health, Inc. 144A 7.250%, 12/15/23(3)		15		16
Tenet Healthcare Corp.
144A 4.134%, 6/15/20(2)(3)		70		70
8.125%, 4/1/22		345		356
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)		50		42
144A 5.875%, 5/15/23(3)		205		162

				3,945

Industrials—4.9%
ADT Corp. (The) 6.250%, 10/15/21		435		439
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)		300		209
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)		193		187
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22		259		257
Bombardier, Inc.
144A 4.750%, 4/15/19(3)		80		70
144A 6.125%, 1/15/23(3)		205		156
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)		145		147
Carpenter Technology Corp. 5.200%, 7/15/21		425		425
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19		600		634
00-1, A1 8.048%, 11/1/20		274		301
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20		391		415

		PAR VALUE		VALUE

Industrials—(continued)
DP World Ltd. 144A 6.850%, 7/2/37(3)	$	200	$	204
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)		245		219
HD Supply, Inc. 144A 5.750%, 4/15/24(3)		95		98
JBS Investments GmbH 144A 7.250%, 4/3/24(3)		285		263
Masco Corp. 5.950%, 3/15/22		390		429
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)		305		292
Standard Industries, Inc.
144A 5.125%, 2/15/21(3)		15		15
144A 5.500%, 2/15/23(3)		65		66
TransDigm, Inc.
6.000%, 7/15/22		265		265
6.500%, 5/15/25		90		88
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17		97		102
07-01, A 6.636%, 7/2/22		794		832
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22		300		297
United Rentals North America, Inc. 5.500%, 7/15/25		130		129

				6,539

Information Technology—0.8%
Electronic Arts, Inc. 3.700%, 3/1/21		50		52
First Data Corp. 144A 5.000%, 1/15/24(3)		135		136
Flextronics International Ltd. 4.750%, 6/15/25		375		367
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)		185		193
144A 4.900%, 10/15/25(3)		185		191
Western Digital Corp.
144A 7.375%, 4/1/23(3)		40		41
144A 10.500%, 4/1/24(3)		140		140

				1,120

Materials—3.4%
Aleris International Inc. 144A 9.500%, 4/1/21(3)		200		204
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)		625		651
ArcelorMittal 6.125%, 6/1/25		300		279
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)		200		199
144A 6.750%, 1/31/21(3)		260		252
Berry Plastics Corp. 5.125%, 7/15/23		280		284

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	$225	$225
Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)	275	287
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(3)	345	352
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	165
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	375	365
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	221
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	600	604
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	260	266
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	115	95
144A 6.000%, 1/31/19(3)	200	137

		4,586

Telecommunication Services—2.2%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	305	307
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	110
AT&T Inc. 5.650%, 2/15/47	135	149
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	400	428
Crown Castle International Corp. 4.450%, 2/15/26	35	37
Crown Castle Towers LLC 144A 5.495%, 1/15/17(3)	85	86
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	298
Frontier Communications Corp.
6.250%, 9/15/21	215	200
144A 10.500%, 9/15/22(3)	65	67
Level 3 Financing, Inc.
144A 5.375%, 1/15/24(3)	50	51
144A 5.250%, 3/15/26(3)	230	232
Sprint Corp. 7.250%, 9/15/21	340	261
T-Mobile USA, Inc. 6.500%, 1/15/26	125	131
Windstream Corp. 7.750%, 10/15/20	650	562

		2,919

Utilities—2.2%
Calpine Corp. 5.375%, 1/15/23	321	313
Dynegy, Inc. 7.375%, 11/1/22	450	418
Electricite de France S.A. 144A 5.250% (2)(3)(5)(6)	635	581
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	336

	PAR VALUE	VALUE

Utilities—(continued)
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	$300	$344
NRG Yield Operating LLC 5.375%, 8/15/24	115	108
Southern Power Co. 4.150%, 12/1/25	420	433
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	250	218
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	285	232
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(12)	396	15

		2,998

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $70,515)		66,403

LOAN AGREEMENTS(2)—6.8%

Consumer Discretionary—1.8%
Advantage Sales & Marketing, Inc. Second Lien, 0.000%, 7/25/22(8)	130	118
Affinity Gaming LLC 5.250%, 11/9/17	377	380
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 9.750%, 3/1/17(11)	257	238
Tranche B-7, 11.750%, 1/28/18(11)	19	18
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21(11)	127	104
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	78	74
El Dorado Resorts, Inc. 4.250%, 7/25/22	67	68
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	84	85
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	545	545
Laureate Education, Inc. 2018 Extended 5.000%, 6/15/18	158	137
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	55	54
Staples, Inc. First Lien 0.000%, 2/2/22(8)	425	425
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(15)	197	102
U.S. Farathane Corp. 6.750%, 12/23/21	114	114

		2,462

Consumer Staples—0.6%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	248	249
Coty, Inc. Tranche B-2 3.750%, 10/27/22	50	50
Galleria Co. Tranche B 3.750%, 1/26/23	100	100

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—(continued)
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	$300	$289
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	139	139

		827

Energy—0.4%
Chelsea Petroleum I LLC 0.000%, 10/28/22(8)	316	297
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	106
Paragon Offshore Finance Co. 3.750%, 7/16/21	187	43
Seadrill Operating LP 4.000%, 2/21/21	245	110

		556

Financials—0.2%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	189	189

Health Care—1.4%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	60	54
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	307	304
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	151	152
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	81	79
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	94	94
Horizon Pharma, Inc. 4.500%, 5/7/21	64	61
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	262	262
MI Opco Holdings, Inc. 5.750%, 10/27/22	199	199
MMM Holdings, Inc. 9.750%, 12/12/17(15)	112	68
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(15)	81	50
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	158	155
RCHP Tranche B-2, 6.000%, 4/23/19	139	138
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	184	182

		1,798

Industrials—0.5%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	166	160
DynCorp International, Inc. 6.250%, 7/7/16	137	133
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	68	67

	PAR VALUE	VALUE

Industrials—(continued)
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	$340	$317

		677

Information Technology—1.1%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	78	74
First Data Corp.
2018 Term Loan 3.932%, 3/23/18	303	303
Tranche B 4.182%, 7/8/22	358	356
Infinity Acquisition Ltd. 4.000%, 8/6/21	168	161
NXP BV (NXP Funding LLC)Tranche B 3.750%, 12/7/20	229	230
On Semiconductor 0.000%, 3/31/23(8)	86	86
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	203	199

		1,409

Materials—0.4%
Anchor Glass Container Tranche B, 4.250%, 7/1/22	204	203
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	108	107
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	217	184
Polyone Corp. Second Lien 3.750%, 11/11/22	90	90

		584

Utilities—0.4%
Atlantic Power LP 4.750%, 2/24/21	60	60
NRG Energy, Inc. 2.750%, 7/1/18	382	379
Texas Competitive Electric Holdings Co. LLC 2017 Extended 4.939%, 10/10/17(12)	465	135

		574

TOTAL LOAN AGREEMENTS (Identified Cost $9,982)		9,076

	SHARES	VALUE

PREFERRED STOCKS—4.2%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	440(9)	428

Financials—2.9%
Ally Financial, Inc. Series A, 8.500%(2)	20,000	509

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(9)	$149
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290(9)	290
Citigroup, Inc. Series J, 7.125%(2)	15,800	432
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	315(9)	308
JPMorgan Chase & Co. Series V, 5.000%(2)	595(9)	568
JPMorgan Chase & Co. Series Z, 5.300%(2)	70(9)	70
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(9)	382
SunTrust Bank, Inc. 5.625%(2)	120(9)	119
Wells Fargo & Co. Series K, 7.980%(2)	440(9)	455
Zions Bancorp. 6.950%(2)	17,215	503

		3,785

Industrials—1.0%
General Electric Co. 5.000%	792(9)	816
Seaspan Corp. Series C, 9.500%	20,000	506

		1,322

TOTAL PREFERRED STOCKS (Identified Cost $5,385)		5,535

COMMON STOCK—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	24

TOTAL COMMON STOCK (Identified Cost $7)		24

AFFILIATED MUTUAL FUND—2.2%

Virtus Credit Opportunities Fund Class R6(14)	310,156	2,965

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)		2,965

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $138,514)		132,275(13)

TOTAL INVESTMENTS—98.9% (Identified Cost $138,514)		132,275(1)

Other assets and liabilities, net—1.1%		1,524

NET ASSETS—100.0%		$133,799

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $47,554 or 35.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default, no interest payments are being received.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(14)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(15)	Illiquid security.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	73%
Mexico	3
Chile	2
United Kingdom	2
Brazil	1
Canada	1
Russia	1
Other	17

Total	100%

† % of total investments as of March 31, 2016

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Debt Securities:
Asset-Backed Securities	$6,436	$—	$6,189	$247
Corporate Bonds and Notes	66,403	—	66,403	—
Foreign Government Securities	8,694	—	8,694	—
Loan Agreements	9,076	—	8,518	558
Mortgage-Backed Securities	31,661	—	31,661	—
Municipal Bonds	801	—	801	—
U.S. Government Securities	680	—	680	—
Equity Securities:
Affiliated Mutual Fund	2,965	2,965	—	—
Common Stock	24	—	—	24
Preferred Stocks	5,535	1,950	3,585	—

Total Investments	$132,275	$4,915	$126,531	$829

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total		Asset-Backed Securities		Common Stock	Loan Agreements

Balance as of December 31, 2015:	$647		$248		$31	$368

Accrued discount/(premium)	—	(a)	—	(a)	—	—	(a)

Realized gain (loss)	—	(a)	—		—	—	(a)

Change in unrealized appreciation (depreciation)	(77)		(1)		(7)	(69)

Purchases	—		—		—	—

(Sales)(b)	(7)		—		—	(7)

Transfers into Level 3(c)	457	(d)	—		—	457	(d)

Transfers from Level 3(c)	(191	)(d)	—		—	(191	)(d)

Balance as of March 31, 2016	$829		$247		$24	$558

None of the securities in this table are internally fair valued. The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

(a)	Amount is less than $500.
(b)	Includes paydowns on securities.
(c)	“Transfers into and/or from” represent the ending value as of March 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.0%

Real Estate Investment Trusts—97.0%

DATA CENTERS—2.8%
Coresite Realty Corp.	10,200	$714
Digital Realty Trust, Inc.	20,450	1,810

		2,524

HEALTH CARE—4.3%
Healthcare Trust of America Inc.	26,500	780
Ventas, Inc.	35,116	2,211
Welltower, Inc.	11,560	801

		3,792

INDUSTRIAL/OFFICE—27.6%

Industrial—10.8%
DCT Industrial Trust, Inc.	80,757	3,187
Duke Realty Corp.	68,498	1,544
Liberty Property Trust	49,304	1,650
Prologis, Inc.	72,414	3,199

		9,580

Office—16.8%
Boston Properties, Inc.	23,314	2,963
Cousins Properties, Inc.	133,880	1,390
Douglas Emmett, Inc.	76,514	2,304
Highwoods Properties, Inc.	46,297	2,213
Kilroy Realty Corp.	54,380	3,364
Paramount Group, Inc.	122,684	1,957
SL Green Realty Corp.	8,325	807

		14,998

Total Industrial / Office		24,578

LODGING/RESORTS—7.6%
Host Hotels & Resorts, Inc.	138,604	2,315
LaSalle Hotel Properties	44,147	1,117
Pebblebrook Hotel Trust	58,465	1,700
RLJ Lodging Trust	71,953	1,646

		6,778

RESIDENTIAL—20.9%

Apartments—18.1%
American Campus Communities, Inc.	24,487	1,153
AvalonBay Communities, Inc.	22,404	4,261
Camden Property Trust	14,237	1,197

	SHARES	VALUE

Real Estate Investment Trusts—(continued)
Equity Residential	60,431	$4,534
Essex Property Trust, Inc.	21,271	4,975

		16,120

Manufactured Homes—1.3%
Equity LifeStyle Properties, Inc.	15,942	1,160

Single Family Homes—1.5%
American Homes 4 Rent Class A	87,500	1,391

Total Residential		18,671

RETAIL—25.1%

Free Standing—1.9%
STORE Capital Corp	63,952	1,655

Regional Malls—12.1%
General Growth Properties, Inc.	78,221	2,326
Macerich Co. (The)	2,147	170
Simon Property Group, Inc.	39,901	8,287

		10,783

Shopping Centers—11.1%
Brixmor Property Group, Inc.	66,102	1,694
Federal Realty Investment Trust	18,200	2,840
Regency Centers Corp.	32,150	2,406
Tanger Factory Outlet Centers, Inc.	82,200	2,991

		9,931

Total Retail		22,369

SELF STORAGE—8.7%
CubeSmart	36,000	1,199
Extra Space Storage, Inc.	26,378	2,465
Public Storage	14,680	4,049

		7,713

TOTAL COMMON STOCKS (Identified cost $49,362)		86,425

TOTAL LONG TERM INVESTMENTS—97.0%
(Identified cost $49,362)		86,425

1

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Fund—1.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.390%)(2)	1,220,077	1,220

TOTAL SHORT-TERM INVESTMENTS (Identified cost $1,220)		1,220

Total Investments—98.4% (Identified cost $50,582)		87,645(1)

Other assets and liabilities, net—1.6%		1,453

NET ASSETS—100.0%		$89,098

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$86,425	$86,425
Short-Term Investments	1,220	1,220

Total Investments	$87,645	$87,645

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.0%

Consumer Discretionary—7.9%
Monro Muffler Brake, Inc.	19,200	$1,372
Ollie’s Bargain Outlet Holdings, Inc.(2)	133,500	3,128

		4,500

Consumer Staples—10.4%
Chefs’ Warehouse, Inc. (The)(2)	169,300	3,435
PriceSmart, Inc.	29,600	2,504

		5,939

Financials—16.6%
FactSet Research Systems, Inc.	13,000	1,970
Financial Engines, Inc.	65,600	2,062
MarketAxess Holdings, Inc.	21,400	2,671
Morningstar, Inc.	31,700	2,798

		9,501

Health Care—9.2%
Abaxis, Inc.	59,300	2,692
National Research Corp. Class A	164,815	2,563

		5,255

Industrials—16.9%
AAON, Inc.	63,100	1,767
Copart, Inc.(2)	56,100	2,287
Heartland Express, Inc.	26,000	482
HEICO Corp. Class A	49,905	2,375
HUB Group, Inc. Class A(2)	28,900	1,179
Omega Flex, Inc.	46,508	1,618

		9,708

Information Technology—34.0%
ANSYS, Inc.(2)	16,900	1,512
Aspen Technology, Inc.(2)	75,000	2,710
Autohome, Inc. ADR(2)	99,000	2,766
Ellie Mae, Inc.(2)	24,000	2,175
MercadoLibre, Inc.	25,850	3,046
Mesa Laboratories, Inc.	7,035	678
NVE Corp.	49,400	2,793
Paycom Software, Inc.(2)	16,500	587
Shutterstock, Inc.(2)	87,500	3,214

		19,481

Materials—4.0%
UFP Technologies, Inc.(2)	103,200		2,298

TOTAL COMMON STOCKS (Identified Cost $41,267)			56,682

TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $41,267)			56,682

TOTAL INVESTMENTS—99.0% (Identified Cost $41,267)			56,682(1)

Other assets and liabilities, net—1.0%			579

NET ASSETS—100.0%		$	57,261

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$56,682	$56,682

Total Investments	$56,682	$56,682

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—92.8%

Consumer Discretionary—8.7%
Cheesecake Factory, Inc. (The)	73,700	$3,913
Cinemark Holdings, Inc.	117,300	4,203

		8,116

Consumer Staples—8.4%
National Beverage Corp.(2)	78,300	3,314
Village Super Market, Inc. Class A	43,400	1,048
WD-40 Co.	32,500	3,510

		7,872

Energy—3.1%
Core Laboratories N.V.	26,200	2,945

Financials—22.9%
Artisan Partners Asset Management, Inc. Class A	97,400	3,004
Bank of Hawaii Corp.	55,800	3,810
First Cash Financial Services, Inc.	31,520	1,452
First Financial Bancshares, Inc.	81,200	2,402
HFF, Inc. Class A	61,500	1,693
Primerica, Inc.	72,800	3,242
RE/MAX Holdings, Inc. Class A	63,000	2,161
RLI Corp.	54,900	3,670

		21,434

Health Care—4.0%
Patterson Cos., Inc.	81,100	3,774

Industrials—20.2%
CEB, Inc.	54,300	3,515
CLARCOR, Inc.	349	20
G&K Services, Inc. Class A	33,017	2,418
Graco, Inc.	49,050	4,118
Landstar System, Inc.	58,900	3,806
RBC Bearings, Inc.(2)	43,800	3,209
Sun Hydraulics Corp.	54,000	1,792

		18,878

Information Technology—25.5%
American Software, Inc. Class A	164,400	1,479
Badger Meter, Inc.	51,783	3,444
Cabot Microelectronics Corp.	58,800	2,405
Cass Information Systems, Inc.	67,295	3,523
Cognex Corp.	45,100	1,757

	SHARES	VALUE

Information Technology—(continued)
Computer Services, Inc.	36,200	$1,376
Jack Henry & Associates, Inc.	43,700	3,696
Monotype Imaging Holdings, Inc.	125,733	3,007
Syntel, Inc.(2)	62,800	3,136

		23,823

TOTAL COMMON STOCKS (Identified Cost $65,239)		86,842

TOTAL LONG TERM INVESTMENTS—92.8%
(Identified Cost $65,239)		86,842

SHORT-TERM INVESTMENT—6.6%

Money Market Mutual Fund—6.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)(3)	6,194,711	6,195

TOTAL SHORT-TERM INVESTMENT (Identified Cost $6,195)		6,195

TOTAL INVESTMENTS—99.4% (Identified Cost $71,434)		93,037(1)

Other assets and liabilities, net—0.6%		531

NET ASSETS—100.0%		$93,568

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

1

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,842	$86,842
Short-Term Investments	6,195	6,195

Total Investments	$93,037	$93,037

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.5%

U.S. Treasury Bond
3.000%, 11/15/44	$185	$200
2.500%, 2/15/46	310	302
U.S. Treasury Note 2.250%, 11/15/24	1,050	1,095

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,575)		1,597

MUNICIPAL BONDS—0.7%

California—0.3%
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43	275	303

Illinois—0.0%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	30	32

Texas—0.2%
State of Texas 3.011%, 10/1/26	200	207

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210	169

TOTAL MUNICIPAL BONDS (Identified Cost $708)		711

FOREIGN GOVERNMENT SECURITIES—0.8%

Bolivarian Republic of Venezuela
9.250%, 9/15/27	45	18
9.375%, 1/13/34	65	23
Republic of Chile 5.500%, 8/5/20	52,000CLP	80
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75	65
Republic of Iceland 144A 5.875%, 5/11/22(4)	135	156
Republic of Peru 4.125%, 8/25/27	100	105
Republic of Poland 3.250%, 4/6/26	70	70
Republic of Romania 144A 4.875%, 1/22/24(4)	50	55
Russian Federation 144A 7.850%, 3/10/18(4)	5,000RUB	73
United Mexican States
Series M, 6.500%, 6/9/22	440MXN	27
4.750%, 3/8/44	106	106

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $935)		778

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES—14.0%

Agency—4.4%
FHLMC
14-DN2, M2 2.086%, 4/25/24(3)	$250	$247
3.500%, 3/1/45	331	348
3.000%, 5/1/45	96	98
FNMA
4.000%, 6/1/20	19	20
4.500%, 7/1/20	2	3
3.000%, 2/1/27	155	162
2.500%, 5/1/28	204	211
6.500%, 10/1/31	4	5
6.000%, 9/1/32	13	15
5.000%, 10/1/35	42	47
6.000%, 9/1/36	1	2
5.500%, 4/1/37	12	14
5.500%, 7/1/37	38	42
6.000%, 10/1/37	15	17
5.000%, 6/1/38	30	33
5.500%, 6/1/38	7	8
5.500%, 6/1/38	7	7
5.500%, 11/1/38	26	30
4.000%, 1/1/39	60	64
5.000%, 1/1/39	8	9
6.000%, 1/1/39	22	25
4.500%, 3/1/39	19	20
5.000%, 3/1/39	17	19
6.000%, 3/1/39	14	16
4.500%, 4/1/39	116	128
4.000%, 5/1/39	121	129
4.500%, 2/1/40	80	87
4.000%, 10/1/40	185	198
4.500%, 4/1/41	187	204
4.000%, 7/1/41	116	124
3.500%, 1/1/42	153	161
3.500%, 4/1/42	366	384
3.500%, 12/1/42	196	206
3.000%, 3/1/43	330	338
3.000%, 5/1/43	97	100
3.000%, 7/1/43	222	229
4.000%, 10/1/44	376	403
3.500%, 9/1/45	212	223

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
GNMA
6.500%, 11/15/23	$37	$42
6.500%, 12/15/23	1	1
6.500%, 2/15/24	21	24
6.500%, 11/15/31	20	22
6.500%, 2/15/32	45	52

		4,517

Non-Agency—9.6%
Agate Bay Mortgage Trust 16 -2, A3 144A 3.500%, 3/25/46(3)(4)	100	102
American Homes 4 Rent 15-SFR2, C 144A 4.691%, 10/17/45(4)	110	108
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.839%, 6/25/33(3)	155	146
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	300	310
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.608%, 4/10/49(3)	120	122
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	83	85
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(3)	125	131
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	315	317
07-C6, A4 5.858%, 7/15/40(3)	191	195
Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(4)	100	99
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	252
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.705%, 12/10/49(3)	245	250
07-C6, A4 5.705%, 12/10/49(3)	120	124
08-C7, AM 6.137%, 12/10/49(3)	95	97
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.373%, 8/25/34(3)	93	92
04-NCM2, 2CB2 6.750%, 8/25/34	79	82
14-A, A 144A 4.000%, 1/25/35(3)(4)	84	86
15-A, A1 144A 3.500%, 6/25/58(3)(4)	115	118
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	154	153
Credit Suisse Commercial Mortgage Trust 07-C1, A1A 5.361%, 2/15/40	107	109

	PAR VALUE	VALUE

Non-Agency—(continued)
Credit Suisse First Boston Mortgage Securities Corp. 13-HYB1, A16,144A 3.030%, 4/25/43(3)(4)	$67	$67
Credit Suisse Mortgage Trust 15-1 A9 144A 3.500%, 5/25/45(3)(4)	86	88
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.470%, 8/10/44(3)(4)	120	122
Finnish Real Estate Management Federation Mortgage Trust 15-K 720 144A 3.389%, 7/25/22(3)(4)	40	36
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)(4)	100	98
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.172%, 6/25/34(3)	57	58
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.794%, 8/10/45(3)	163	168
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	39	40
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	95	95
JP Morgan Chase Commercial Mortgage Securities Trust 11-C4 144A 4.388%, 7/15/46(4)	225	246
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 2.472%, 4/25/34(3)	83	82
04-10, 12A3 2.890%, 1/25/35(3)	108	98
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07-PW18, AM 6.084%, 6/11/50(3)	450	471
07- PW17, A4 5.694%, 6/11/50(3)	408	424
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.555%, 6/25/33(3)	78	78
03-AR4, 2A1 2.324%, 8/25/33(3)	113	111
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	163	171
06-LDP9, A3 5.336%, 5/15/47	219	222
07-LD12, A4 5.882%, 2/15/51(3)	575	594
JPMorgan Chase Mortgage Trust 14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	79	81
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	154	159

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	$86	$88
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	225	231
15-C26,C 4.412%, 10/15/48(3)	115	111
Morgan Stanley Capital I Trust
06-IQ12, A4 5.332%, 12/15/43	453	456
07-IQ14, AM 5.667%, 4/15/49(3)	130	129
07-IQ14, A4 5.692%, 4/15/49(3)	240	246
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(4)	155	155
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	129	132
15-2A, A1 3.750%, 8/16/55(3)	102	106
16-1A, A1 144A 3.750%, 3/25/56(3)	100	103
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	113	113
Novastar Home Equity Loan 04-4, M5 2.158%, 3/25/35(3)	120	116
Residential Asset Mortgage Products, Inc. 05-SL2, A4 7.500%, 2/25/32	61	62
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)	119	123
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 2.723%, 2/25/34(3)	140	136
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	285	291
07-C30, AM 5.383%, 12/15/43	160	163
07-C31, A4 5.509%, 4/15/47	250	254
15-LC20, B 3.719%, 4/15/50	50	48
07-C33, A5 5.946%, 2/15/51(3)	140	146
Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(3)(4)	110	118
WinWater Mortgage Loan Trust
14-1, A1 144A 3.947%, 6/20/44(3)(4)	71	74
16-1A5, 144A 3.500%, 1/20/46(3)(4)	99	101

		9,989

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,967)		14,506

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—2.2%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18	$140	$141
13-2, D 2.420%, 5/8/19	275	275
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	58	58
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)	50	48
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	67	69
Drive Auto Receivables Trust 14-AA, C 144A 3.060%, 5/17/21(4)	150	149
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)	135	135
15-A1, C 144A 4.100%, 12/15/20(4)	135	134
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	77	78
Flagship Credit Auto Trust 16 - 1, A 144A 2.770%, 12/15/20(4)	141	140
LEAF Receivables Funding 9 LLC 13-1, C 144A 3.460%, 9/15/21(4)	150	150
OneMain Financial Issuance Trust 15-A1, A 144A 3.190%, 3/18/26(4)	125	124
SoFi Professional Loan Program LLC 16 - A, A2 144A 2.760%, 12/26/36(4)	100	99
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(4)	155	148
Structured Asset Securities Corp. Mortgage-Pass-through Certificates 01-SB1, A2 3.375%, 8/25/31	78	77
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)	165	168
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)	121	124
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	105	107

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,231)		2,224

CORPORATE BONDS AND NOTES—19.0%

Consumer Discretionary—1.7%
CCO Holding Safari LLC 144A 5.750%, 2/15/26(4)	55	57

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
CCO Holdings LLC
5.250%, 3/15/21	$40	$42
144A 5.125%, 5/1/23(4)	50	51
CCO Safari II LLC 144A 4.908%, 7/23/25(4)	25	26
Delphi Automotive plc 3.150%, 11/19/20	90	92
Hyatt Hotels Corp. 3.375%, 7/15/23	115	113
International Game Technology plc 7.500%, 6/15/19	75	82
Marriott International, Inc. Series N, 3.125%, 10/15/21	105	107
MGM Resorts International 6.000%, 3/15/23	40	41
New York University 4.142%, 7/1/48	70	69
Newell Rubbermaid, Inc.
5.375%, 4/1/36	25	27
5.500%, 4/1/46	30	33
Numericable Group S.A. 144A 6.000%, 5/15/22(4)	200	196
Penn National Gaming, Inc. 5.875%, 11/1/21	50	50
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	55	58
Priceline Group, Inc. (The) 3.650%, 3/15/25	130	133
QVC, Inc. 5.125%, 7/2/22	135	142
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	201
Time Warner Cable, Inc. 6.750%, 7/1/18	85	94
Wyndham Worldwide Corp. 5.625%, 3/1/21	125	137

		1,751

Consumer Staples—0.6%
Constellation Brands, Inc. 4.750%, 12/1/25	15	16
Flowers Foods, Inc. 4.375%, 4/1/22	120	129
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(4)	20	20
144A 3.500%, 7/15/22(4)	25	26
Safeway, Inc. 7.250%, 2/1/31	70	65
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	278
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(4)	73	77

		611

Energy—2.2%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	20
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	20	17
ConocoPhillips Co.
4.950%, 3/15/26	80	84

	PAR VALUE	VALUE

Energy—(continued)
5.950%, 3/15/46	$25	$27
Ecopetrol SA 4.125%, 1/16/25	135	114
Enbridge Energy Partners LP 4.375%, 10/15/20	25	24
Exxon Mobil Corp.
2.726%, 3/1/23	30	31
3.043%, 3/1/26	55	56
Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(4)(10)	200	199
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	70	70
Kinder Morgan, Inc.
4.300%, 6/1/25	150	143
7.750%, 1/15/32	60	62
Linn Energy LLC 6.500%, 9/15/21(12)	50	6
Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(4)	175	191
MPLX LP 144A 4.875%, 12/1/24(4)	170	157
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	95	58
Occidental Petroleum Corp.
3.400%, 4/15/26	5	5
4.400%, 4/15/46	60	60
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(4)(12)	100	18
Petrobras Global Finance BV 5.375%, 1/27/21	55	45
Petroleos de Venezuela SA RegS 6.000%, 11/15/26(5)	35	11
Petroleos Mexicanos
144A 6.875%, 8/4/26(4)	30	32
5.500%, 6/27/44	60	50
PHI, Inc. 5.250%, 3/15/19	35	31
Regency Energy Partners LP 5.000%, 10/1/22	135	127
Rowan Cos., Inc. 4.875%, 6/1/22	140	100
SM Energy Co. 6.125%, 11/15/22	105	77
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(4)	140	141
TransCanada Trust 5.625%, 5/20/75(3)	100	88
Weatherford International Ltd. 9.625%, 3/1/19	45	45
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	75
Williams Partners LP 3.900%, 1/15/25	145	117

		2,281

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—9.3%
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	$135	$137
American Campus Communities LP 3.350%, 10/1/20	15	15
American Tower Corp.
3.300%, 2/15/21	80	81
4.400%, 2/15/26	25	26
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	135	137
Ares Capital Corp.
4.875%, 11/30/18	18	19
3.875%, 1/15/20	49	50
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(4)	140	135
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)	25	25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	150	164
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)	164	169
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	203
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	115	119
Bank of America Corp.
5.650%, 5/1/18	400	429
4.200%, 8/26/24	155	158
Berkshire Hathaway, Inc.
2.750%, 3/15/23	10	10
3.125%, 3/15/26	25	26
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	34
Capital One Financial Corp. 6.150%, 9/1/16	125	128
Citigroup, Inc. 4.600%, 3/9/26	140	144
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	194
Corporate Office Properties LP
3.700%, 6/15/21	90	89
3.600%, 5/15/23	150	141
Digital Realty Trust LP
3.400%, 10/1/20	50	51
3.950%, 7/1/22	65	66
Education Realty Operating Partnership LP 4.600%, 12/1/24	135	133
Fidelity National Financial, Inc.
6.600%, 5/15/17	175	183

	PAR VALUE	VALUE

Financials—(continued)
5.500%, 9/1/22	$40	$43
Fifth Third Bancorp 4.500%, 6/1/18	150	158
First Horizon National Corp. 3.500%, 12/15/20	110	110
First Niagara Financial Group, Inc. 7.250%, 12/15/21	125	146
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	85
FS Investment Corp.
4.250%, 1/15/20	115	115
4.750%, 5/15/22	35	35
General Motors Financial Co., Inc.
3.500%, 7/10/19	120	123
4.200%, 3/1/21	40	41
3.450%, 4/10/22	15	15
Genworth Holdings, Inc. 4.900%, 8/15/23	135	101
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	177
HCP, Inc. 3.750%, 2/1/19	50	52
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	80	78
4.000%, 6/1/25	135	135
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
Highwoods Realty LP 3.625%, 1/15/23	135	135
Hospitality Properties Trust 4.500%, 3/15/25	130	125
HSBC USA, Inc. 1.700%, 3/5/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	110
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(7)	160	165
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	10	10
6.000%, 8/1/20	55	54
5.875%, 2/1/22	45	43
iStar Financial, Inc. 5.000%, 7/1/19	45	43
Jefferies Group LLC 6.875%, 4/15/21	150	169
JPMorgan Chase & Co. 6.125%, 6/27/17	270	284
KeyCorp. 5.100%, 3/24/21	165	183
Kilroy Realty LP 4.375%, 10/1/25	110	115
Kimco Realty Corp. 3.400%, 11/1/22	115	117
Korea Finance Corp. 4.625%, 11/16/21	200	225
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	135	139
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	33
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	169

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	$100	$114
Manulife Financial Corp. 4.150%, 3/4/26	100	102
McGraw Hill Financial, Inc. 4.000%, 6/15/25	125	130
Morgan Stanley 4.100%, 5/22/23	80	83
National Retail Properties, Inc. 5.500%, 7/15/21	150	169
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200	210
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)	200	207
Prudential Financial, Inc.
5.875%, 9/15/42(3)	90	94
5.625%, 6/15/43(3)(6)	60	61
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	100
Sabra Health Care LP 5.500%, 2/1/21	60	61
Santander Holdings USA, Inc. 2.650%, 4/17/20	130	129
Select Income REIT 4.500%, 2/1/25	125	119
Springleaf Finance Corp. 5.250%, 12/15/19	45	43
Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(4)	125	129
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	110	111
Toronto-Dominion Bank (The) 2.125%, 4/7/21	35	35
Trinity Acquisition plc
3.500%, 9/15/21	10	10
4.400%, 3/15/26	80	81
Unum Group 7.125%, 9/30/16	125	128
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	155
Voya Financial, Inc. 5.500%, 7/15/22	110	123
Wells Fargo & Co. Series M, 3.450%, 2/13/23	115	118
Willis Group Holdings plc 5.750%, 3/15/21	125	139
WP Carey, Inc. 4.600%, 4/1/24	105	107
Zions Bancorporation 4.500%, 6/13/23	40	41

		9,584

Health Care—1.1%
AbbVie, Inc. 3.600%, 5/14/25	45	47
Becton Dickinson and Co. 3.300%, 3/1/23	135	138
Cardinal Health, Inc.
3.200%, 3/15/23	70	72
3.750%, 9/15/25	105	111
Centene Escrow Corp. 144A 5.625%, 2/15/21(4)	35	37
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	60	60

	PAR VALUE	VALUE

Health Care—(continued)
Endo Finance LLC 144A 5.875%, 1/15/23(4)	$50	$48
Express Scripts Holding Co. 3.900%, 2/15/22	140	146
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(4)	80	88
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	15	15
HCA, Inc.
5.375%, 2/1/25	40	40
5.250%, 6/15/26	40	41
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	55	57
Mylan NV 144A 3.000%, 12/15/18(4)	35	35
Tenet Healthcare Corp.
5.500%, 3/1/19	60	60
144A 4.134%, 6/15/20(3)(4)	35	35
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	15	13
144A 5.625%, 12/1/21(4)	25	20
144A 5.875%, 5/15/23(4)	10	8
Zoetis, Inc. 3.250%, 2/1/23	70	69

		1,140

Industrials—0.9%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	70	53
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)	45	45
Carpenter Technology Corp. 5.200%, 7/15/21	150	150
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	141	149
01-1, A1 6.703%, 6/15/21	90	95
Lockheed Martin Corp. 3.100%, 1/15/23	100	104
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(4)	50	50
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	207	217
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(4)	94	96

		959

Information Technology—0.7%
Apple, Inc.
2.850%, 2/23/23	30	31
3.250%, 2/23/26	80	84
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135	136
Electronic Arts, Inc. 3.700%, 3/1/21	15	16

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
Fidelity National Information Services, Inc. 3.625%, 10/15/20	$40	$41
First Data Corp. 144A 5.000%, 1/15/24(4)	35	35
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(4)	60	63
144A 4.900%, 10/15/25(4)	60	62
Juniper Networks, Inc.
3.125%, 2/26/19	55	56
3.300%, 6/15/20	25	25
Verisk Analytics, Inc. 4.000%, 6/15/25	125	126
Western Digital Corp. 144A 7.375%, 4/1/23(4)	15	15

		690

Materials—0.8%
Airgas, Inc. 3.050%, 8/1/20	7	7
ArcelorMittal 6.125%, 6/1/25	100	93
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	100	105
CRH America, Inc. 8.125%, 7/15/18	150	169
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	96
Methanex Corp. 4.250%, 12/1/24	130	109
NewMarket Corp. 4.100%, 12/15/22	142	145
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	82

		806

Telecommunication Services—0.6%
AT&T, Inc. 3.000%, 6/30/22	50	51
CenturyLink, Inc.
Series V 5.625%, 4/1/20	40	40
Series Y 7.500%, 4/1/24	30	30
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	268
T-Mobile USA, Inc. 6.500%, 1/15/26	45	47
Verizon Communications, Inc. 2.550%, 6/17/19	100	103
Windstream Corp. 7.750%, 10/15/20	80	69

		608

Utilities—1.1%
Dynegy, Inc. 7.375%, 11/1/22	70	65
Electricite de France S.A. 144A 5.250% (3)(4)(6)(7)	170	156
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	177
Kansas City Power & Light Co. 3.150%, 3/15/23	110	111
NRG Yield Operating LLC 5.375%, 8/15/24	40	37
Southern Power Co. 4.150%, 12/1/25	145	149

	PAR VALUE	VALUE

Utilities—(continued)
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(14)	$500	$500

		1,195

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $19,722)		19,625

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.2%
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	86	86
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	63	62
Staples, Inc. First Lien 0.000%, 2/2/22(8)	80	80

		228

Consumer Staples—0.1%
Coty, Inc. Tranche B-2 3.750%, 10/27/22	14	14
Galleria Co. Tranche B 3.750%, 1/26/23	27	27
Spectrum Brands, Inc. 3.500%, 6/23/22	13	14

		55

Energy—0.0%
Paragon Offshore Finance Co. 3.750%, 7/16/21	33	7
Seadrill Operating LP 4.000%, 2/21/21	51	23

		30

Financials—0.1%
Delos Finance S.A.R.L. 3.500%, 3/6/21	80	80

Industrials—0.0%
AWAS Finance Luxembourg SA 3.500%, 7/16/18	29	29

Information Technology—0.3%
Blue Coat Holdings LLC, Inc. 4.500%, 5/20/22	26	25
First Data Corp.
2018 Term Loan 3.932%, 3/23/18	76	76
Tranche B 4.182%, 7/8/22	23	23
Infinity Acquisition Ltd. 4.000%, 8/6/21	54	52
Mitchell International, Inc. 4.500%, 10/13/20	32	31
NXP BV (NXP Funding LLC)Tranche B 3.750%, 12/7/20	70	70
SS&C Technologies Holdings Europe S.a.r.l.
Tranche B-1, 4.083%, 7/8/22	25	25
Tranche B-2, 4.083%, 7/8/22	4	4

		306

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—0.2%
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	$36	$36
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	61	52
Huntsman International LLC 0.000%, 3/24/23(8)	22	22
Polyone Corp. second Lien 3.750%, 11/11/22	30	30

		140

Utilities—0.0%
Texas Competitive Electric Holdings Co. LLC 2017 Extended 4.939%, 10/10/17(12)	65	19

TOTAL LOAN AGREEMENTS (Identified Cost $977)		887

	SHARES	VALUE

PREFERRED STOCKS—0.6%

Financials—0.6%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40(9)	40
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40(9)	40
Goldman Sachs Group, Inc. (The) Series L, 5.700%(3)	55(9)	54
JPMorgan Chase & Co. Series V, 5.000%(3)	100(9)	95
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(9)	90
SunTrust Bank, Inc. 5.625%(3)(6)	20(9)	20
Wells Fargo & Co. Series K, 7.980%(3)	95(9)	98
XLIT Ltd. Series E, 6.50%(3)(7)	100(9)	69
Zions Bancorp. 6.950%	4,250	124

TOTAL PREFERRED STOCKS (Identified Cost $656)		630

COMMON STOCKS—58.8%

Consumer Discretionary—8.3%
Five Below, Inc.(2)	31,000	1,282
Goodyear Tire & Rubber Co. (The)	37,000	1,220
Home Depot, Inc. (The)	9,000	1,201
McDonald’s Corp.	10,000	1,257
Mohawk Industries, Inc.(2)	6,000	1,145
Target Corp.	15,000	1,234
Time Warner, Inc.	17,000	1,233

		8,572

	SHARES	VALUE

Consumer Staples—4.7%
Archer-Daniels-Midland Co.	36,000	$1,307
Kroger Co. (The)	31,000	1,186
PepsiCo, Inc.	12,000	1,230
Wal-Mart Stores, Inc.	17,000	1,164

		4,887

Energy—1.2%
Columbia Pipeline Partners LP	34,000	496
Schlumberger Ltd.	10,000	738

		1,234

Financials—9.5%
BlackRock, Inc.	3,900	1,328
Goldman Sachs Group, Inc. (The)	8,000	1,256
JPMorgan Chase & Co.	20,000	1,184
Lincoln National Corp.	30,000	1,176
Progressive Corp. (The)	34,000	1,195
Prudential Financial, Inc.	18,000	1,300
UBS Group AG	78,000	1,249
Wells Fargo & Co.	24,000	1,161

		9,849

Health Care—8.1%
Abbott Laboratories	29,000	1,213
Becton, Dickinson & Co.	8,000	1,215
Biogen, Inc.(2)	4,300	1,119
Gilead Sciences, Inc.	13,000	1,194
HCA Holdings, Inc.(2)	16,000	1,249
Johnson & Johnson	11,000	1,190
UnitedHealth Group, Inc.	9,000	1,160

		8,340

Industrials—9.5%
Alaska Air Group, Inc.	15,000	1,230
Boeing Co. (The)	10,000	1,270
Danaher Corp.	14,000	1,328
Emerson Electric Co.	22,000	1,196
General Dynamics Corp.	9,000	1,182
Southwest Airlines Co.	27,000	1,210
United Parcel Service, Inc. Class B	11,000	1,160
W.W. Grainger, Inc.	5,400	1,261

		9,837

Information Technology—14.9%
Alibaba Group Holding Ltd. Sponsored ADR(2)	17,000	1,344
Alphabet, Inc. Class C(2)	1,700	1,266

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Analog Devices, Inc.	23,000	$1,361
Apple, Inc.	12,000	1,308
Cisco Systems, Inc.	48,000	1,367
Facebook, Inc. Class A(2)	11,000	1,255
MasterCard, Inc. Class A	14,000	1,323
Microsoft Corp.	23,000	1,270
Paychex, Inc.	23,000	1,242
QUALCOMM, Inc.	23,000	1,176
salesforce.com, Inc.(2)	17,000	1,255
Xilinx, Inc.	27,000	1,281

		15,448

Materials—1.3%
Alcoa, Inc.	137,000	1,313

Telecommunication Services—1.3%
Verizon Communications, Inc.	24,000	1,298

TOTAL COMMON STOCKS (Identified Cost $51,029)		60,778

AFFILIATED MUTUAL FUND—0.3%

Virtus Credit Opportunities Fund Class R6(11)	33,447	320

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		320

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $92,134)		102,056(13)

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.390%)(11)	251,892	252

TOTAL SHORT-TERM INVESTMENT (Identified Cost $252)		252

TOTAL INVESTMENTS—99.0% (Identified Cost $92,386)		102,308(1)

Other assets and liabilities, net—1.0%		1,053

NET ASSETS—100.0%		$103,361

Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2016.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to a value of $10,533 or 10.2% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after March 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”)and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	All or a portion segregated as collateral for unsettled loan transactions.
(14)	Illiquid security.

Foreign Currencies:
CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Australia	1
Cayman Islands	1
Switzerland	1
United Kingdom	1
Other	4
Total	100%

† % of total investments as of March 31, 2016

10

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2016 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Asset-Backed Securities	$2,224	$—	$2,224
Corporate Bonds And Notes	19,625	—	19,625
Foreign Government Securities	778	—	778
Loan Agreements	887	—	887
Mortgage-Backed Securities	14,506	—	14,506
Municipal Bonds	711	—	711
U.S. Government Security	1,597	—	1,597
Equity Securities:
Affiliated Mutual Fund	320	320	—
Common Stocks	60,778	60,778	—
Preferred Stocks	630	124	506
Short-Term Investments	252	252	—

Total Investments	$102,308	$61,474	$40,834

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2016.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.   SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

course of business at the approximate amount at which such securities have been valued by the applicable Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at March 31, 2016:

Series	Aggregate Value	% of Fund’s net assets
Multi-Sector Fixed Income Series	$ 220	0.2%
Strategic Allocation Series	500	0.5%

At March 31, 2016, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$123,424	$ 77,765	$ (3,567)	$ 74,198
Equity Trend Series	5,068	212	(17)	195
Growth & Income Series	86,685	19,631	(2,655)	16,976
International Series	188,706	7,156	(11,601)	(4,445)
Multi-Sector Fixed Income Series	138,874	4,329	(10,928)	(6,599)
Real Estate Securities Series	51,932	36,684	(971)	35,713
Small-Cap Growth Series	41,267	17,979	(2,564)	15,415
Small-Cap Value Series	71,434	24,334	(2,731)	21,603
Strategic Allocation Series	92,543	12,300	(2,535)	9,765

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2016 (Unaudited)

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 5/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 5/27/16

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date 5/27/16

* Print the name and title of each signing officer under his or her signature.